Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

Note 6:- LEASES

The Company has six non-cancelable operating lease agreements for office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company includes renewal options in the determination of the lease term when it is reasonably certain that such options will be exercised.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2025	2024
Cash payments and expenses related to operating leases	$(638)	$(557)
Operating lease right-of-use assets and liabilities, net	(1,137)	(226)

Maturities of lease liabilities as of December 31, 2025, were as follows:

2026	$679
2027	599
2028 and after	1,098
Total lease payments	2,376

Less imputed interest	346
Total lease liabilities	$2,030

Supplemental balance sheet information related to operating leases were as follows:

	December 31,	December 31,
	2025	2024
Operating lease right-of-use assets	$893	$1,782
Current maturities of operating leases	$679	$551
Long-term operating lease liabilities	$1,351	$1,457
Weighted average remaining lease term (in years)	3.84	4.73
Weighted average discount rate	9.5%	9.5%